Pilot plant - Operations costs (Details) - CAD ($)	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Pilot plant
Pilot plant operating	$ 2,875,553	$ 2,336,442
Internet
Pilot plant
Pilot plant operating	2,840	2,771
Personnel
Pilot plant
Pilot plant operating	1,309,272	940,527
Reagents
Pilot plant
Pilot plant operating	435,329	372,375
Repairs and maintenance
Pilot plant
Pilot plant operating	7,251	67,561
Supplies
Pilot plant
Pilot plant operating	750,534	353,071
Testwork
Pilot plant
Pilot plant operating	321,955	110,734
Office trailer rental
Pilot plant
Pilot plant operating	12,397	7,599
Utilities
Pilot plant
Pilot plant operating	$ 35,975	503,808
Foreign exchange.
Pilot plant
Pilot plant operating		$ (22,004)